Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Income Tax Explanatory [Abstract]
Disclosure Of Income Tax Expense Benefit Recognized in Profit or Loss [Table Text Block]
Income tax expense (benefit) recognized in profit or loss for the years ended December 31, 2017 and 2018 consists of the following:

	Year ended December 31,
	2017	2018
	(in thousands)
Current tax expense
Current period	$6,852	5,878
Adjustment for prior periods	(686)	(172)
	6,166	5,706

Deferred tax expense
Origination and reversal of temporary differences	(955)	1,012
Investment tax credits and operating loss carryforward	(657)	(4,525)
Effect of tax rate changes	-	(1,199)
	(1,612)	(4,712)
Total income tax expense	$4,554	994

Disclosure Of Detailed Information Of Income taxes expense benefit recognized directly in other comprehensive income [Table Text Block]
Income taxes expense (benefit) recognized directly in other comprehensive income for the years ended December
31, 2017 and 2018 consist of
the following:

	Year ended December 31,
	2017	2018
	(in thousands)
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	$(15)	169

Disclosure Of Detailed Information About Income Tax Reconciliation [Table Text Block]
Reconciliation of the expected income tax expense computed based on the ROC statutory income tax rate of
17
% in 201
7
and
20
% in
2018
, compared with the actual income tax expense as reported in the consolidated statements of profit or loss for the years ended December 31,
2017
and
2018
are summarized as follows:

	Years ended December 31,
	2017		2018
	Rate	Amount	Rate	Amount
		(in thousands)		(in thousands)
Profit before income taxes		$30,092		7,020
Income tax expense calculated at the statutory rate	17.0%	5,116	20.0%	1,404
Tax on undistributed earnings	(3.9)%	(1,181)	(10.8)%	(755)
Tax-exempt income	(1.8)%	(548)	(16.2)%	(1,135)
Tax benefit resulting from setting aside legal reserve from prior year’s income	(2.3)%	(686)	(0.8)%	(56)
Increase in tax credits	(13.1)%	(3,926)	(75.6)%	(5,306)
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards, and investment tax credits	19.3%	5,815	100.2%	7,034
Net of non-taxable income and non-deductible expense	0.4%	115	(2.1)%	(151)
Capital gain Tax	7.7%	2,304	(1.6)%	(116)
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	(1.0)%	(298)	6.3%	440
Foreign tax rate differential	(9.9)%	(2,988)	12.1%	850
Variance from audits, amendments and examinations of prior years’ income tax filings	1.5%	456	(0.8)%	(58)
Effect of tax rate changes	-	-	(17.1)%	(1,199)
Others	1.2%	375	0.6%	42
Income tax expense		$4,554		994
Effective tax rate	15.1%		14.2%

Disclosure of deferred taxes [text block]
As of January 1, 2017, December 31, 2017 and 2018, the components of deferred tax assets and deferred tax liabilities were as follows:

	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)
Deferred tax assets:
Inventory	$5,190	4,581	5,996
Tax credit carryforwards	-	618	3,567
Allowance for sales discounts	434	575	685
Operating loss carryforward-statutory tax	551	590	2,166
Accrued compensated absences	221	446	553
Depreciation	348	367	481
Unrealized foreign exchange loss	-	-	8
Remeasurement of defined benefit plans	138	138	-
Others	374	398	448
	$7,256	7,713	13,904

Deferred tax liabilities:
Unrealized foreign exchange gain	$(1,132)	(25)	-
Acquired intangible assets	(104)	(86)	(1,645)
Remeasurement of defined benefit plans	-	-	(114)
Others	(45)	-	-
	$(1,281)	(111)	(1,759)

Disclosure Of Detailed Information About Movement Of Deferred Tax Assets And Deferred Tax Liabilities [Table Text Block]
Changes in deferred tax assets and liabilities were as follows:

	January 1, 2017	Recognized in profit or loss	Recognized in other comprehensive income	December 31, 2017	Recognized in profit or loss	Recognized in other comprehensive income	December 31, 2018
	(in thousands)
Inventory	$5,190	(609)	-	4,581	1,415	-	5,996
Tax credit carryforwards	-	618	-	618	2,949	-	3,567
Allowance for sales discounts	434	141	-	575	110	-	685
Operating loss carryforward	551	39	-	590	1,576	-	2,166
Accrued compensated absences	221	225	-	446	107	-	553
Depreciation	348	19	-	367	114	-	481
Unrealized foreign exchange loss (gain)	(1,132)	1,107	-	(25)	33	-	8
Remeasurement of defined benefit plans	138	(15)	15	138	(83)	(169)	(114)
Acquired intangible assets	(104)	18	-	(86)	(1,559)	-	(1,645)
Others	329	69	-	398	50	-	448
Total	$5,975	1,612	15	7,602	4,712	(169)	12,145

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
Gross amount of deferred tax assets have not been recognized in respect of the following items.

	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)
Unused tax credits	$1,934	1,934	1,934
Unused operating loss carryforwards-statutory tax	186,741	216,108	222,240
Unused operating loss carryforwards-undistributed earnings tax	146,947	179,301	198,639
Others	15,464	13,988	21,665
	$351,086	411,331	444,478

Disclosure of detailed information about unrecognized deferred tax assets of unused operating loss carry forwards [Table Text Block]
As of December 31, 2018, the expiration period for abovementioned unrecognized deferred tax assets of unused operating loss carryforwards for statutory tax were as follows:

	Deductible amount	Unrecognized deferred tax assets	Expiration year
	(in thousands)
Taiwan operations	$95,334	$19,067	2019~2023
	106,216	21,243	2024~2028
Hong Kong operations	1,810	149	Indefinitely
US operations	10,666	2,832	2025~2038
Israel operations	8,214	1,889	Indefinitely
		$45,180